WORLD FUNDS TRUST
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(804) 267-7400

February 15, 2012

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

 Re:               World Funds Trust
 SEC File Nos. 333-148723/811-22172

Ladies and Gentlemen:

On behalf of World Funds Trust (the  "Trust"),  we are filing,  pursuant to Rule 485(a) under the Securities  Act of 1933 and the Investment  Company Act of 1940,  Post-Effective  Amendment No. 33 to the Trust's Registration  Statement on Form N-1A.   This filing is being made for the purpose of expanding the investment strategies for the Sherwood Forest Alternative Fund.

If you have any comments or questions, please contact Mr. John Lively at 913.660.0778.

Sincerely,

/s/  John Pasco, III
John Pasco, III
Chairman